Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Summary of Reconciliation of Weighted Average Common Shares

The following is a reconciliation of weighted average common shares for the basic and dilutive earnings per share computations:

	Years Ended December 31,
	2014	2013	2012
Basic earnings per share:
Weighted average common shares	7,306,078	7,483,606	7,486,445
Adjustment for stock dividend	—	—	—

Weighted average common shares	7,306,078	7,483,606	7,486,445
Dilutive effect of stock options	—	—	—
Adjustment for stock dividend	—	—	—

Weighted average common and incremental shares	7,306,078	7,483,606	7,486,445